Employee Retirement Plans - Actuarial Assumptions for Domestic Plans (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Benefits
Weighted-average assumptions:
Discount rate – benefit obligations	4.40%	4.00%	3.80%
Discount rate – benefit cost	4.00%	3.80%	4.60%
Expected return on plan assets	7.40%	7.50%	7.55%
Rate of increase in salary levels	3.25%	3.25%	3.25%
Other Postretirement Benefits
Weighted-average assumptions:
Discount rate – benefit obligations	4.40%	4.00%	3.80%
Discount rate – benefit cost	4.00%	3.80%	4.70%
Expected return on plan assets	5.00%	5.00%	5.00%
Rate of increase in salary levels	3.25%	3.25%	3.25%